Average Annual Total Returns	Prospectus #1 Delaware Small Cap Core Fund Russell 2000® Index 1 year	Prospectus #1 Delaware Small Cap Core Fund Russell 2000® Index 5 years	Prospectus #1 Delaware Small Cap Core Fund Russell 2000® Index 10 years	Prospectus #1 Delaware Small Cap Core Fund Class A 1 year	Prospectus #1 Delaware Small Cap Core Fund Class A 5 years	Prospectus #1 Delaware Small Cap Core Fund Class A 10 years	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Small Cap Core Fund Class C 1 year	Prospectus #1 Delaware Small Cap Core Fund Class C 5 years	Prospectus #1 Delaware Small Cap Core Fund Class C 10 years	Prospectus #1 Delaware Small Cap Core Fund Class R 1 year	Prospectus #1 Delaware Small Cap Core Fund Class R 5 years	Prospectus #1 Delaware Small Cap Core Fund Class R 10 years	Prospectus #1 Delaware Small Cap Core Fund Institutional Class 1 year	Prospectus #1 Delaware Small Cap Core Fund Institutional Class 5 years	Prospectus #1 Delaware Small Cap Core Fund Institutional Class 10 years	Prospectus #1 Delaware Small Cap Core Fund Class R6 1 year	Prospectus #1 Delaware Small Cap Core Fund Class R6 5 years	Prospectus #1 Delaware Small Cap Core Fund Class R6 Lifetime	Prospectus #1 Delaware Small Cap Core Fund Class R6 Inception Date	Prospectus #2 Delaware Small Cap Value Fund Russell 2000® Value Index 1 year	Prospectus #2 Delaware Small Cap Value Fund Russell 2000® Value Index 5 years	Prospectus #2 Delaware Small Cap Value Fund Russell 2000® Value Index 10 years	Prospectus #2 Delaware Small Cap Value Fund Class A 1 year	Prospectus #2 Delaware Small Cap Value Fund Class A 5 years	Prospectus #2 Delaware Small Cap Value Fund Class A 10 years	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Small Cap Value Fund Class C 1 year	Prospectus #2 Delaware Small Cap Value Fund Class C 5 years	Prospectus #2 Delaware Small Cap Value Fund Class C 10 years	Prospectus #2 Delaware Small Cap Value Fund Class R 1 year	Prospectus #2 Delaware Small Cap Value Fund Class R 5 years	Prospectus #2 Delaware Small Cap Value Fund Class R 10 years	Prospectus #2 Delaware Small Cap Value Fund Institutional Class 1 year	Prospectus #2 Delaware Small Cap Value Fund Institutional Class 5 years	Prospectus #2 Delaware Small Cap Value Fund Institutional Class 10 years	Prospectus #2 Delaware Small Cap Value Fund Class R6 1 year	Prospectus #2 Delaware Small Cap Value Fund Class R6 5 years	Prospectus #2 Delaware Small Cap Value Fund Class R6 Lifetime	Prospectus #2 Delaware Small Cap Value Fund Class R6 Inception Date	Prospectus #3 Delaware Wealth Builder Fund 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 1 year	Prospectus #3 Delaware Wealth Builder Fund 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 5 years	Prospectus #3 Delaware Wealth Builder Fund 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 10 years	Prospectus #3 Delaware Wealth Builder Fund Class A 1 year	Prospectus #3 Delaware Wealth Builder Fund Class A 5 years	Prospectus #3 Delaware Wealth Builder Fund Class A 10 years	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions 1 year	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions 5 years	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions 10 years	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #3 Delaware Wealth Builder Fund Class C 1 year	Prospectus #3 Delaware Wealth Builder Fund Class C 5 years	Prospectus #3 Delaware Wealth Builder Fund Class C 10 years	Prospectus #3 Delaware Wealth Builder Fund Class R 1 year	Prospectus #3 Delaware Wealth Builder Fund Class R 5 years	Prospectus #3 Delaware Wealth Builder Fund Class R 10 years	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class 1 year	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class 5 years	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class 10 years
Total	(20.44%)	4.13%	9.01%	(20.96%)	4.39%	9.84%	(21.63%)	3.25%	8.73%	(11.93%)	3.26%	7.89%	(17.57%)	4.84%	9.67%	(16.32%)	5.38%	10.22%	(15.92%)	5.89%	10.77%	(15.81%)	6.03%	9.70%	May 02, 2016	(14.48%)	4.13%	8.48%	(17.47%)	2.79%	8.15%	(18.29%)	1.72%	7.18%	(9.75%)	2.03%	6.45%	(13.91%)	3.25%	7.98%	(12.63%)	3.76%	8.52%	(12.21%)	4.28%	9.06%	(12.06%)	4.46%	8.49%	May 02, 2016	(15.56%)	6.20%	8.21%	(14.00%)	2.53%	5.43%	(15.53%)	0.91%	4.24%	(7.26%)	1.65%	4.06%	(10.27%)	2.97%	5.27%	(8.99%)	3.49%	5.80%	(8.45%)	4.02%	6.33%